EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of participation in investments recorded using the equity method
As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2012	2011
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	50%	50%
Frontline 2012 Ltd.	7.9%	8.8%

Summarized balance sheet information of equity method investees
Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2012	2011
Current assets	15,811	16,142
Non current assets	15,090	25,038
Current liabilities	10,229	10,438
Non current liabilities	19,051	28,577

Summarized statement of operations information of equity method investees

(in thousands of $)	2012	2011	2010
Net operating revenues	2,473	3,295	4,115
Net operating income	2,155	2,912	3,811
Net loss	(544)	(600)	(515)